Shareholders' Equity - Summary Of Accumulated Other Comprehensive Income Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Class of Stock [Line Items]
Balance	¥ 334,046		¥ 277,700	¥ 315,355
Other comprehensive (loss) income	20,896	$ 3,030	(7,836)	(8,245)
Balance	124,678	18,077	334,046	277,700
Accumulated Other Comprehensive Income (loss) [Member]
Class of Stock [Line Items]
Balance	(5,886)		1,950	10,195
Other comprehensive (loss) income	20,896		(7,836)	(8,245)
Balance	15,010	2,176	(5,886)	1,950
Accumulated Other Comprehensive Income (loss) [Member] | Foreign currency translation adjustment
Class of Stock [Line Items]
Balance	(5,886)		221	10,195
Other comprehensive (loss) income	20,896		(6,107)	(9,974)
Balance	15,010	2,176	(5,886)	221
Accumulated Other Comprehensive Income (loss) [Member] | Unrealized (realized) gains on available-for-sales investments
Class of Stock [Line Items]
Balance	0		1,729	0
Other comprehensive (loss) income	0		(1,729)	1,729
Balance	¥ 0	$ 0	¥ 0	¥ 1,729